ANDREW I. TELSEY, P.C.  Attorney at Law
--------------------------------------------------------------------------------
                                  12835 East Arapahoe Road, Tower One, Penthouse
                                                     Englewood, Colorado   80112
                         Telephone:  (303) 768-9221 - Facsimile:  (303) 768-9224
                                                         E-mail: aitelsey@cs.com




May 13, 2005



VIA EDGAR TRANSMISSION

U.S. Securities & Exchange Commission
450 5th Street N.W.
Washington, D.C.  20549

Re:      Alpha Spacecom, Inc.
         Form 8-K dated May 13, 2005
         Commission File No. 000-13628

Dear Sirs/Madam:

On behalf of the above referenced Company, we are herewith transmitting Form 8-K dated May 13, 2005.

Should you have any questions or comments concerning this filing, please contact the undersigned at the above telephone number. Your cooperation in this matter is appreciated.

Yours truly,

s/Andrew I. Telsey

Andrew I. Telsey

AIT/ddk